Organization and Description of Business	12 Months Ended
Dec. 31, 2024
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Top Win International Limited (“Top Win”) (“the Company”) is a company incorporated in the Cayman Islands with limited liability on June 27, 2024. Top Win is a parent holding company with no operations.

Grand Moon International Limited (“Grand Moon”), a wholly-owned subsidiary of the Company, is a company incorporated in the British Virgin Islands (“B.V.I”) with limited liability on June 4, 2024. Grand Moon has 10,000 ordinary shares outstanding with no par value. Grand Moon is an investment holding company with no operations.

Top Win International Trading Limited (“Top Win Hong Kong”), a wholly-owned subsidiary of Grand Moon, is a private company limited by shares incorporated in Hong Kong on June 15, 2001. Top Win Hong Kong had a share capital of HK$10,000 as of both December 31, 2024 and 2023. Top Win Hong Kong’s primary business activity is trading of luxury watches.

Top Win together with its subsidiaries (collectively, “the Group”) is primarily operating in Hong Kong whose primary business activity is trading of luxury watches. The Group primarily sources its luxury watches from Europe, Singapore, Japan, and Hong Kong, then sells the goods to retail sellers and other distributors in the watch industry.

The accompanying consolidated financial statements reflect the activities of the Company, and each of the following entities as of December 31, 2024:

Name of Company	Place of Incorporation	Attributable equity interest %	Issued share capital
Grand Moon	B.V.I.	100%		—
Top Win Hong Kong	Hong Kong	100%	HK$	10,000

Reorganization

The Reorganization was completed on July 25, 2024 through a series of planned transactions. As a result of the Reorganization, the Company has become the holding company for all previously mentioned entities.

Immediately before the Reorganization, Top Win Hong Kong was wholly owned and controlled by Mr. Sit Hon and functioned as the sole operational entity. Top Win was established on June 27, 2024, by a registered agent in the Cayman Islands, with the sole purpose of acting as holding company for the Group. On the same day of its incorporation, 100% ownership of Top Win was transferred from the registered agent to Pride River Limited, a B.V.I company 100% owned by Mr. Sit Hon.

Grand Moon was established on June 4, 2024, by a registered agent in the B.V.I. On July 9, 2024, 100% ownership of Grand Moon, was transferred from the registered agent to Top Win. Grand Moon served as a holding company and had not engaged in any business activities before the transfer. Subsequently on July 25, 2024, Grand Moon acquired 10,000 shares of Top Win Hong Kong from Mr. Sit Hon, representing the entire issued share capital of Top Win Hong Kong at the time, for a consideration of HK$10,000, thereby completing the Reorganization.

Immediately before and after the Reorganization, Top Win, Grand Moon, and Top Win Hong Kong remained under the complete ownership and control of Mr. Sit Hon. Consequently, the Reorganization is classified as a common control transaction under ASC 805-50.

Following this, the consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in these consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.